GENERAL INFORMATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement of IFRS Compliance [Abstract]
Number of selling days by quarter
The following table summarises the number of selling days for the years ended 31 December 2019, 31 December 2018 and 31 December 2017 (based on a standard five-day selling week):

	First Half	Second Half	Full Year
2019	129	132	261
2018	130	131	261
2017	130	130	260